Note 10 - Subsequent Events	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
(
10
)
SUBSEQUENT EVENTS
:

The Company has evaluated subsequent events through the date these financial statements were issued and filed with the Securities and Exchange Commission, and has determined that except as set forth below, there were no
such events that warrant disclosure or recognition in the financial statements.

On
October 22, 2020,
the Company held a special meeting of shareholders at which the Company's shareholders approved: (i) an Agreement and Plan of Merger pursuant to which the Company would merge with and into Cyclo Therapeutics, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company, resulting in the reincorporation of the Company from the State of Florida to the State of Nevada (the “Reincorporation”); and (ii) the adoption of Nevada articles of incorporation which would authorize the issuance of additional shares of common stock, and Nevada bylaws.

The Company effected the Reincorporation pursuant to the Agreement and Plan of Merger on
November 6, 2020
by filing Articles of Merger with the Secretary of State of the State of Nevada and the Department of State of the State of Florida.

As a result of the Reincorporation, the rights of the Company's shareholders previously governed by the Florida Business Corporation Act and the Company's Articles of Incorporation and Bylaws in effect prior to the Reincorporation, are now governed by Chapter
78
of the Nevada Revised Statutes and the Articles of Incorporation and Bylaws filed and adopted by the Company under Nevada law.

The Reincorporation resulted in a change in the state of the Company's incorporation from Florida to Nevada but did not
result in any change in the name, business, directors, officers, management, fiscal year, accounting, location of the principal executive offices, assets or liabilities of the Company.